FINANCE INCOME AND COSTS	12 Months Ended
Dec. 31, 2018
FINANCE INCOME AND COSTS
FINANCE INCOME AND COSTS

9.      FINANCE INCOME AND COSTS

Finance income and costs for the years ended December 31, 2018, 2017 and 2016 comprised the following:

	2018	2017	2016
Interest expense:
– Loans and notes	25,613	22,131	22,982
– Amortization of debt issuance costs	415	623	683
– Lease obligations(1)	13,917	954	855
– Provisions: unwinding of discount	223	91	94
Total interest expense	40,168	23,799	24,614
Loss on financial instruments	1,008	2,486	25
Other finance costs	63	86	2,885
Total finance costs	41,239	26,371	27,524
Less: amounts capitalized on qualifying assets (2)	(460)	(307)	(388)
Less: debt modification and other gain	(2,614)	—	—
Finance costs	38,165	26,064	27,136
Finance income on loans and receivables
– Interest income on bank deposits	5,182	4,818	4,277
– Interest income on loans issued	357	330	510
– Other finance income	442	400	486
Finance income	5,981	5,548	5,273
Net finance costs	32,184	20,516	21,863
(1)	Starting from January 1, 2018 the Group has applied IFRS 16, “Leases”
(2)	The annual weighted average capitalization rates of 8.2%, 8.2% and 8.3% were used to determine the amount of capitalized interest for the years ended December 31, 2018, 2017 and 2016, respectively.